Interim Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating Activities
Profit for the period before tax	$ 11,592,454	$ 15,094,205
Adjustments for:
Impairment loss on insurance receivables	2,177,998
Gain on sale of premises and equipment		(22,565)
Depreciation	909,783	870,593
Amortization	213,378	207,464
Net share of loss (profit) from associates	438,993	(109,344)
Lease interest expense	49,618	44,323
Realized gain on sale of investments, net	(1,525,133)	(445,459)
Realized loss on sale of investment properties	41,047
Unrealized loss on investment properties	723,801
Expected credit loss on financial assets at FVOCI	64,697
Expected credit loss on financial assets at amortized cost	515
Unrealized loss (gain) on revaluation of financial assets at FVTPL	2,853,821	(984,002)
Loss on foreign exchange	8,658,231	(424,184)
Cash from operations before working capital changes	26,199,203	14,231,031
Insurance receivables	(65,484,778)	(12,961,904)
Reinsurance share of outstanding claims	636,211	(4,394,249)
Reinsurance share of unearned premiums	(17,932,028)	7,310,797
Deferred excess of loss premiums	10,847,142	8,332,157
Deferred policy acquisition costs	(9,347,282)	(4,456,813)
Other assets	(929,595)	(1,690,412)
Gross outstanding claims	28,388,244	12,780,901
Gross unearned premiums	52,304,314	38,209,299
Insurance payables	22,164,776	(7,963,199)
Unearned commissions	4,280,751	(790)
Other Liabilities	(2,608,509)	(2,420,339)
Term deposits	(25,281,101)	(65,876,834)
Purchase of investments	(129,506,691)	(42,911,024)
Additions to investment properties	(43,632)	(441,844)
Proceeds from sale of investment properties	1,236,443
Proceeds from sale and maturity of investments	52,624,363	27,650,202
Income tax paid	(677,226)
Net cash used in operating activities	(53,129,395)	(34,603,021)
Investing Activities
Purchase of premises and equipment	(114,619)	(165,553)
Proceeds from sale of premises and equipment		22,565
Purchase of intangible assets	(6,389)	(538,985)
Net cash used in investing activities	(121,008)	(681,973)
Financing Activities
Cash injection in connection with Business Combination	120,821,120
Consideration paid to shareholders as deemed settlement for shares	(80,000,000)
Dividends paid		(5,455,027)
Treasury shares		(5,052,500)
Lease liability payments	(318,139)	(234,999)
Net cash from (used in) financing activities	40,502,981	(10,742,526)
Net change in cash and cash equivalents	(12,747,422)	(46,027,520)
Net foreign exchange differences	(6,034,843)	(425,814)
Cash and cash equivalents at the beginning of the period	192,459,867	184,732,364
Cash and cash equivalents at the end of the period	$ 173,677,602	$ 138,279,030